UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 58.0%
	BASIC MATERIALS – 2.3%
$3,135,000	B2Gold Corp. (Canada) 3.250%, 10/1/2018[1,2,3]	$2,760,759
2,773,000	Horsehead Holding Corp. 3.800%, 7/1/2017[2]	3,383,060
4,199,000	Stillwater Mining Co. 1.750%, 10/15/2032[2,4]	5,206,760
		11,350,579
	COMMUNICATIONS – 10.2%
2,864,000	AOL, Inc. 0.750%, 9/1/2019[2,3,5]	3,046,580
4,506,000	Blucora, Inc. 4.250%, 4/1/2019[2,3,4]	4,258,170
3,320,000	Ciena Corp. 4.000%, 12/15/2020[2,3]	4,131,325
2,928,000	Ctrip.com International Ltd. (Cayman Islands) 1.250%, 10/15/2018[1,2]	2,862,120
3,556,000	LinkedIn Corp. 0.500%, 11/1/2019[2,3,5]	3,758,265
1,804,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/2018[1,2,5]	1,743,115
3,204,000	SINA Corp. (Cayman Islands) 1.000%, 12/1/2018[1,2,3]	2,969,708
4,404,000	Twitter, Inc. 1.000%, 9/15/2021[2,5]	3,859,005
4,192,000	VeriSign, Inc. 4.086%, 8/15/2037[2]	7,202,380
3,818,000	Vipshop Holdings Ltd. (Cayman Islands) 1.500%, 3/15/2019[1,2]	4,562,510
4,916,000	Web.com Group, Inc. 1.000%, 8/15/2018[2]	4,519,647
3,299,000	WebMD Health Corp. 1.500%, 12/1/2020[2,3]	3,309,309
3,811,000	Yahoo!, Inc. 0.000%, 12/1/2018[2]	4,330,249
		50,552,383
	CONSUMER, CYCLICAL – 7.6%
1,489,000	Callaway Golf Co. 3.750%, 8/15/2019[2,3,4]	1,684,431
1,726,000	Iconix Brand Group, Inc. 2.500%, 6/1/2016[2]	2,037,759

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$3,002,000	Meritage Homes Corp. 1.875%, 9/15/2032[2,4]	$2,971,980
3,061,000	Meritor, Inc. 7.875%, 3/1/2026[2,3,4]	5,056,389
6,087,000	Navistar International Corp. 4.500%, 10/15/2018[2,3]	5,866,346
8,635,000	Tesla Motors, Inc. 1.250%, 3/1/2021[2,3]	7,830,866
2,467,000	TiVo, Inc. 2.000%, 10/1/2021[2,3,5]	2,371,404
2,498,000	Wabash National Corp. 3.375%, 5/1/2018[2]	3,180,266
2,534,000	WESCO International, Inc. 6.000%, 9/15/2029[2,4]	6,829,130
		37,828,571
	CONSUMER, NON-CYCLICAL – 13.8%
2,586,000	51job, Inc. (Cayman Islands) 3.250%, 4/15/2019[1,2,3,5]	2,728,230
4,099,000	Acorda Therapeutics, Inc. 1.750%, 6/15/2021[2,3]	4,736,907
1,970,000	Albany Molecular Research, Inc. 2.250%, 11/15/2018[2,3]	2,382,469
2,236,000	AMAG Pharmaceuticals, Inc. 2.500%, 2/15/2019[2]	3,780,238
2,129,000	Ascent Capital Group, Inc. 4.000%, 7/15/2020[2]	1,760,417
2,465,000	Chiquita Brands International, Inc. 4.250%, 8/15/2016[2]	2,475,784
3,631,000	Depomed, Inc. 2.500%, 9/1/2021[2,3]	3,928,288
2,204,000	IGI Laboratories, Inc. 3.750%, 12/15/2019[2,5]	2,228,795
3,205,000	Incyte Corp. 1.250%, 11/15/2020[2,3]	4,953,728
3,401,000	Isis Pharmaceuticals, Inc. 1.000%, 11/15/2021[2,3,5]	3,823,999
3,077,000	Ligand Pharmaceuticals, Inc. 0.750%, 8/15/2019[2,3,5]	3,019,306
2,145,000	Medicines Co. 1.375%, 6/1/2017[2,3]	2,486,859
2,943,000	Monster Worldwide, Inc. 3.500%, 10/15/2019[2,3,5]	3,137,974

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$2,096,000	PHH Corp. 6.000%, 6/15/2017[2,3]	$4,143,530
2,633,000	Quidel Corp. 3.250%, 12/15/2020[2,3]	2,947,315
3,762,000	ServiceSource International, Inc. 1.500%, 8/1/2018[2,3]	2,823,851
2,881,000	Spectranetics Corp. 2.625%, 6/1/2034[2,4]	3,705,686
2,560,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/2018[2,5]	2,428,800
2,331,000	TAL Education Group (Cayman Islands) 2.500%, 5/15/2019[1,2,5]	2,851,104
2,960,000	TESARO, Inc. 3.000%, 10/1/2021[2,3]	3,703,700
2,092,000	Theravance, Inc. 2.125%, 1/15/2023[2]	1,629,145
1,995,000	Wright Medical Group, Inc. 2.000%, 8/15/2017[2,3]	2,417,691
		68,093,816
	ENERGY – 2.2%
1,967,000	Alon USA Energy, Inc. 3.000%, 9/15/2018[2,5]	2,112,066
3,137,000	Newpark Resources, Inc. 4.000%, 10/1/2017[2]	3,542,850
4,759,000	SolarCity Corp. 2.750%, 11/1/2018[2,3]	5,154,592
		10,809,508
	FINANCIAL – 7.8%
3,000,000	American Residential Properties OP LP 3.250%, 11/15/2018[2,3,5]	3,033,750
1,012,000	AmTrust Financial Services, Inc. 5.500%, 12/15/2021[2]	2,146,073
€1,800,000	Conwert Immobilien Invest S.E. (Austria) 4.500%, 9/6/2018[2]	2,390,489
$6,224,000	Encore Capital Group, Inc. 3.000%, 7/1/2020[2,3]	7,072,020
5,201,000	Forest City Enterprises, Inc. 4.250%, 8/15/2018[2,3]	5,955,145
3,222,000	Forestar Group, Inc. 3.750%, 3/1/2020[2,3]	3,079,024

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$1,369,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/2020[2,3]	$1,553,815
5,678,000	MGIC Investment Corp. 9.000%, 4/1/2063[2,5]	7,331,717
2,026,000	PRA Group, Inc. 3.000%, 8/1/2020[2]	2,280,516
	Starwood Waypoint Residential Trust
1,553,000	4.500%, 10/15/2017[2,5]	1,622,885
1,990,000	3.000%, 7/1/2019[2,3,5]	1,922,847
513,000	Walter Investment Management Corp. 4.500%, 11/1/2019[2,3]	389,880
		38,778,161
	INDUSTRIAL – 3.4%
1,855,000	Aegean Marine Petroleum Network, Inc. (Marshall Islands) 4.000%, 11/1/2018[1,2,3]	2,158,756
1,349,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/2018[1,2]	1,629,761
3,838,000	General Cable Corp. 4.500%, 11/15/2029[2,6]	2,784,949
4,036,000	TTM Technologies, Inc. 1.750%, 12/15/2020[2]	3,897,262
2,595,000	UTi Worldwide, Inc. (Virgin Islands (British)) 4.500%, 3/1/2019[1,2,3,5]	2,878,828
2,738,000	Vishay Intertechnology, Inc. 2.250%, 6/1/2042[2,5]	3,525,175
		16,874,731
	TECHNOLOGY – 10.2%
3,086,000	Bottomline Technologies de, Inc. 1.500%, 12/1/2017[2]	3,286,590
4,821,000	Cornerstone OnDemand, Inc. 1.500%, 7/1/2018[2,3]	4,730,606
3,509,000	Dealertrack Technologies, Inc. 1.500%, 3/15/2017[2,3]	4,568,279
1,564,000	Electronics For Imaging, Inc. 0.750%, 9/1/2019[2,3,5]	1,590,393
2,302,000	Envestnet, Inc. 1.750%, 12/15/2019[2]	2,384,009
1,463,000	Medidata Solutions, Inc. 1.000%, 8/1/2018[2,3]	1,611,129
2,217,000	Microchip Technology, Inc. 2.125%, 12/15/2037[2]	3,965,659

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$2,741,000	Micron Technology, Inc. 3.000%, 11/15/2043[2,4]	$3,619,833
2,282,000	Proofpoint, Inc. 1.250%, 12/15/2018[2,3]	3,127,766
1,092,000	PROS Holdings, Inc. 2.000%, 12/1/2019[2,3,5]	1,131,585
1,357,000	SanDisk Corp. 1.500%, 8/15/2017[2]	2,612,225
3,192,000	ServiceNow, Inc. 0.000%, 11/1/2018[2,3]	3,646,860
2,240,000	SunEdison, Inc. 2.750%, 1/1/2021[2,5]	3,367,000
3,358,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/2016[2]	5,095,765
4,886,000	Workday, Inc. 1.500%, 7/15/2020[2]	5,976,189
		50,713,888
	UTILITIES – 0.5%
3,063,000	EnerNOC, Inc. 2.250%, 8/15/2019[2,3,5]	2,580,578

	TOTAL CORPORATE BONDS (Cost $277,121,299)	287,582,215

Number of Shares

	PREFERRED STOCKS – 19.4%
	BASIC MATERIALS – 0.6%
58,701	Alcoa, Inc. 5.375%, 10/1/2017[2,3]	2,972,912

	COMMUNICATIONS – 1.4%
7,448	Iridium Communications, Inc. 6.750%, 12/31/2049[2,3]	2,702,023
83,468	T-Mobile US, Inc. 5.500%, 12/15/2017[2]	4,393,755
		7,095,778
	CONSUMER, CYCLICAL – 0.6%
26,420	William Lyon Homes 6.500%, 12/1/2017[2,3]	2,834,074

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	CONSUMER, NON-CYCLICAL – 6.5%
5,308	Alere, Inc. 3.000%, 12/31/2049[2]	$1,685,263
71,709	Bunge Ltd. (Bermuda) 4.875%, 12/31/2049[1,2,3]	8,015,274
3,888	HealthSouth Corp. 6.500%, 12/31/2049[2]	5,288,652
2,016	Kindred Healthcare, Inc. 7.500%, 12/1/2017[2,3]	1,885,565
51,617	Post Holdings, Inc. 3.750%, 12/31/2049[2,3,5]	5,044,013
72,135	Tyson Foods, Inc. 4.750%, 7/15/2017[2]	3,641,014
6,270	Universal Corp. 6.750%, 12/31/2049[2,4]	6,542,745
		32,102,526
	ENERGY – 1.5%
3,017	Chesapeake Energy Corp. 5.750%, 12/31/2049[2,3,5]	3,132,023
11,908	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/2049[1,2]	705,177
85,688	McDermott International, Inc. (Panama) 6.250%, 4/1/2017[1,2,3]	1,035,968
19,052	Penn Virginia Corp. 6.000%, 12/31/2049[2,5]	1,255,051
20,973	Rex Energy Corp. 6.000%, 12/31/2049[2]	1,120,168
		7,248,387
	FINANCIAL – 8.7%
213,713	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/2049[2]	5,911,302
82,963	AMG Capital Trust II 5.150%, 10/15/2037[2]	5,143,706
4,456	Bank of America Corp. 7.250%, 12/31/2049[2]	5,168,626
16,179	EPR Properties 5.750%, 12/31/2049[2]	377,132
59,503	Health Care REIT, Inc. 6.500%, 12/31/2049[2]	3,931,066
94,559	iStar Financial, Inc. 4.500%, 12/31/2049[2,3,4]	5,613,968

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
29,256	KeyCorp 7.750%, 12/31/2049[2,3]	$3,875,396
2,040	OFG Bancorp (Puerto Rico) 8.750%, 12/31/2049[1,2]	3,170,670
35,047	Ramco-Gershenson Properties Trust 7.250%, 12/31/2049[2]	2,349,901
2,839	Wells Fargo & Co. 7.500%, 12/31/2049[2]	3,442,273
3,323	Wintrust Financial Corp. 5.000%, 12/31/2049[2]	4,196,118
		43,180,158
	UTILITIES – 0.1%
7,647	Dynegy, Inc. 5.375%, 11/1/2017[2,3]	784,353

	TOTAL PREFERRED STOCKS (Cost $92,600,961)	96,218,188

	TOTAL INVESTMENTS – 77.4% (Cost $369,722,260)	383,800,403
	Other Assets in Excess of Liabilities – 22.6%	112,296,989

	TOTAL NET ASSETS – 100.0%	$496,097,392

	SECURITIES SOLD SHORT – (41.8)%
	COMMON STOCKS – (41.8)%
	BASIC MATERIALS – (1.8)%
(132,456)	Alcoa, Inc.	(2,091,480)
(392,137)	B2Gold Corp. (Canada)*, 1	(635,262)
(138,107)	Horsehead Holding Corp.*	(2,186,234)
(267,832)	Stillwater Mining Co.*	(3,947,844)
		(8,860,820)
	COMMUNICATIONS – (5.6)%
(28,178)	AOL, Inc.*	(1,300,978)
(79,418)	Blucora, Inc.*	(1,099,939)
(93,874)	Ciena Corp.*	(1,822,094)
(17,074)	Ctrip.com International Ltd. - ADR (China)*, 1	(776,867)
(216,340)	Iridium Communications, Inc.*	(2,109,315)
(7,147)	LinkedIn Corp. - Class A*	(1,641,737)
(5,695)	Qihoo 360 Technology Co., Ltd. - ADR (China)*, 1	(326,096)
(2,643)	SINA Corp. (China)*, 1	(98,875)
(120,865)	T-Mobile US, Inc.*	(3,256,103)
(31,585)	Twitter, Inc.*	(1,132,954)
(109,735)	VeriSign, Inc.*	(6,254,895)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(133,505)	Vipshop Holdings Ltd. - ADR (China)*, 1	$(2,608,688)
(61,336)	Web.com Group, Inc.*	(1,164,771)
(41,508)	WebMD Health Corp.*	(1,641,641)
(44,917)	Yahoo!, Inc.*	(2,268,758)
		(27,503,711)
	CONSUMER, CYCLICAL – (4.5)%
(127,895)	Callaway Golf Co.	(984,791)
(40,445)	Iconix Brand Group, Inc.*	(1,366,636)
(16,031)	Meritage Homes Corp.*	(576,956)
(206,609)	Meritor, Inc.*	(3,130,126)
(44,839)	Navistar International Corp.*	(1,501,210)
(15,059)	Tesla Motors, Inc.*	(3,349,272)
(84,751)	TiVo, Inc.*	(1,003,452)
(148,766)	Wabash National Corp.*	(1,838,748)
(85,027)	WESCO International, Inc.*	(6,479,908)
(98,681)	William Lyon Homes - Class A*	(2,000,264)
		(22,231,363)
	CONSUMER, NON-CYCLICAL – (11.8)%
(38,145)	51job, Inc. - ADR (China)*, 1	(1,367,498)
(69,853)	Acorda Therapeutics, Inc.*	(2,854,892)
(98,337)	Albany Molecular Research, Inc.*	(1,600,926)
(23,001)	Alere, Inc.*	(874,038)
(73,196)	AMAG Pharmaceuticals, Inc.*	(3,119,614)
(10,544)	Ascent Capital Group, Inc. - Class A*	(558,094)
(44,630)	Bunge Ltd.[1]	(4,057,313)
(5,482)	Chiquita Brands International, Inc.*	(79,270)
(141,514)	Depomed, Inc.*	(2,279,791)
(72,594)	HealthSouth Corp.	(2,791,965)
(136,648)	IGI Laboratories, Inc.*	(1,202,502)
(52,008)	Incyte Corp.*	(3,802,305)
(38,583)	Isis Pharmaceuticals, Inc.*	(2,382,115)
(79,295)	Kindred Healthcare, Inc.	(1,441,583)
(25,566)	Ligand Pharmaceuticals, Inc.*	(1,360,367)
(48,869)	Medicines Co.*	(1,352,205)
(385,176)	Monster Worldwide, Inc.*	(1,779,513)
(155,766)	PHH Corp.*	(3,732,153)
(93,382)	Post Holdings, Inc.*	(3,911,772)
(53,449)	Quidel Corp.*	(1,545,745)
(62,174)	ServiceSource International, Inc.*	(290,974)
(69,852)	Spectranetics Corp.*	(2,415,482)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(143,522)	Spectrum Pharmaceuticals, Inc.*	$(994,608)
(69,754)	TAL Education Group - ADR (China)*, 1	(1,959,390)
(71,555)	TESARO, Inc.*	(2,661,131)
(56,415)	Theravance, Inc.	(798,272)
(61,292)	Tyson Foods, Inc. - Class A	(2,457,196)
(80,362)	Universal Corp.	(3,534,321)
(57,093)	Wright Medical Group, Inc.*	(1,534,089)
		(58,739,124)
	ENERGY – (1.8)%
(92,425)	Alon USA Energy, Inc.	(1,171,025)
(73,165)	Chesapeake Energy Corp.	(1,431,839)
(71,779)	Energy XXI Bermuda Ltd.[1]	(233,999)
(255,725)	McDermott International, Inc.*, 1	(744,160)
(201,914)	Newpark Resources, Inc.*	(1,926,259)
(85,807)	Penn Virginia Corp.*	(573,191)
(93,217)	Rex Energy Corp.*	(475,407)
(48,303)	SolarCity Corp.*	(2,583,244)
		(9,139,124)
	FINANCIAL – (7.3)%
(6,167)	Affiliated Managers Group, Inc.*	(1,308,884)
(26,276)	Alexandria Real Estate Equities, Inc. - REIT	(2,331,732)
(84,846)	American Residential Properties, Inc. - REIT*	(1,490,744)
(38,543)	AmTrust Financial Services, Inc.	(2,168,044)
(4,191)	Bank of America Corp.	(74,977)
(64,130)	Conwert Immobilien Invest S.E. (Austria)	(757,237)
(111,599)	Encore Capital Group, Inc.*	(4,954,996)
(3,754)	EPR Properties - REIT	(216,343)
(106,125)	Forest City Enterprises, Inc. - Class A*	(2,260,462)
(78,978)	Forestar Group, Inc.*	(1,216,261)
(38,049)	Health Care REIT, Inc. - REIT	(2,879,168)
(322,028)	iStar Financial, Inc. - REIT*	(4,395,682)
(30,639)	KeyCorp	(425,882)
(93,226)	Meadowbrook Insurance Group, Inc.	(788,692)
(84,222)	MGIC Investment Corp.*	(784,949)
(145,641)	OFG Bancorp (Puerto Rico)[1]	(2,424,923)
(20,987)	PRA Group, Inc.*	(1,215,777)
(100,674)	Ramco-Gershenson Properties Trust - REIT	(1,886,631)
(56,011)	Starwood Waypoint Residential Trust - REIT	(1,477,010)
(2,686)	Walter Investment Management Corp.*	(44,346)
(494)	Wells Fargo & Co.	(27,081)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(67,384)	Wintrust Financial Corp.	$(3,150,876)
		(36,280,697)
	INDUSTRIAL – (2.0)%
(91,238)	Aegean Marine Petroleum Network, Inc. (Greece)[1]	(1,279,157)
(101,964)	Cemex S.A.B. de C.V. - ADR (Mexico)*, 1	(1,039,013)
(71,515)	General Cable Corp.	(1,065,573)
(302,398)	TTM Technologies, Inc.*	(2,277,057)
(110,981)	UTi Worldwide, Inc.*, 1	(1,339,541)
(202,599)	Vishay Intertechnology, Inc.	(2,866,776)
		(9,867,117)
	TECHNOLOGY – (6.7)%
(59,623)	Bottomline Technologies de, Inc.*	(1,507,269)
(45,460)	Cornerstone OnDemand, Inc.*	(1,600,192)
(73,243)	Dealertrack Technologies, Inc.*	(3,245,397)
(17,830)	Electronics For Imaging, Inc.*	(763,659)
(22,362)	Envestnet, Inc.*	(1,098,869)
(15,410)	Medidata Solutions, Inc.*	(735,827)
(82,895)	Microchip Technology, Inc.	(3,739,393)
(79,888)	Micron Technology, Inc.*	(2,796,879)
(46,799)	Proofpoint, Inc.*	(2,257,116)
(20,966)	PROS Holdings, Inc.*	(576,146)
(23,843)	SanDisk Corp.	(2,336,137)
(30,243)	ServiceNow, Inc.*	(2,051,988)
(129,658)	SunEdison, Inc.*	(2,529,628)
(154,096)	Take-Two Interactive Software, Inc.*	(4,319,311)
(43,382)	Workday, Inc. - Class A*	(3,540,405)
		(33,098,216)
	UTILITIES – (0.3)%
(17,204)	Dynegy, Inc.*	(522,141)
(61,867)	EnerNOC, Inc.*	(955,845)
		(1,477,986)
	TOTAL SECURITIES SOLD SHORT (Proceeds $188,551,928)	$(207,198,158)

ADR – American Depository Receipt
LP – Limited Partnership
REIT – Real Estate Investment Trust
US – United States
€ – Euro
*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Convertible security.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Callable.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[6]	Variable, floating or step rate security.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and absolute return.  The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2014 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(e) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At December 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$369,779,558

Gross unrealized appreciation	$36,594,474
Gross unrealized depreciation	(22,573,629)

Net appreciation on investments	$14,020,845

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds*	$-	$287,582,215	$-	$287,582,215
Preferred Stocks*	-	96,218,188	-	96,218,188
Total Assets	$-	$383,800,403	$-	$383,800,403

Liabilities
Securities Sold Short
Common Stocks*	$207,198,158	$-	$-	$207,198,158
Total Liabilities	$207,198,158	$-	$-	$207,198,158

*	All corporate bonds and preferred stocks held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	2/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	2/27/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	2/27/15